Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Income Tax Expense

	2020	2019	2018
	€	€	€
Current income tax charge	(16,088)	—	—
Deferred tax benefit	99,339	—	—
Income tax benefit	83,251	—	—

Summary of Reconciliation of Income Tax Benefit And The Accounting Loss
Reconciliation of income tax benefit at statutory tax rate and the income tax benefit as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2020	2019	2018
	€	€	€
Loss before income tax	(26,068,955)	(8,027,162)	(4,313,914)
Income tax benefit at statutory income tax rate o f 25%	(6,517,239)	(2,006,791)	(1,078,479)
Recognition of previously unrecognized deferred tax assets	(1,629,392)	—	—
Temporary differences for which no deferred tax assets/liabilities have been recognized	—	1,421,141	789,502
Non-deductible expenses for tax purposes (share based payments)	74,579	4,050	200
Transactions costs	(552,593)	(209,045)	—
Current year losses for which no deferred tax asset has been recognised	3,684,669	789,520	287,652
Differences in overseas tax rates	4,855,980	—	—
Other	745	1,125	1,125

Income tax benefit	(83,251)	—	—

Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years
Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€ million	€ million	€ million
2025	—	3.9	3.9
2026	—	4.4	4.4
2027	33.8	1.2	35.0

Total carry-forward losses	33.8	9.5	43.3

Summary of Movements in Deferred Tax Balances

	R&D expenses		Other receivables		Accrued expenses		Total
Deferred tax assets	€		€		€
At January 1, 2020		—		—		—	—
(Charged)/credited
- Profit or loss		1,964,583		—		99,339	2,063,922

At December 31, 2020		1,964,583		—		99,339	2,063,922

Deferred tax liability
At January 1, 2020		—		—		—	—
(Charged)/credited
- Profit or loss		—		(1,964,583)		—	(1,964,583)

At December 31, 2020		—		(1,964,583)		—	(1,964,583)

Net deferred tax assets at December 31, 2020							99,339